Baillie Gifford The Long Term Global Growth Equity Fund
Baillie Gifford The Long Term Global Growth Equity Fund
Investment Objective
The Long Term Global Growth Equity Fund seeks to provide long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Baillie Gifford The Long Term Global Growth Equity Fund	Class 1	Class 2	Class 3	Class 4	Class 5
Purchase Fees (as a percentage of amount purchased)	0.15%	0.15%	0.15%	0.15%	0.15%
Redemption Fees (as a percentage of amount redeemed)	0.10%	0.10%	0.10%	0.10%	0.10%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Baillie Gifford The Long Term Global Growth Equity Fund		Class 1	Class 2	Class 3		Class 4	Class 5
Management Fees		0.45%	0.45%	0.45%		0.45%	0.45%
Service Fees	[1]	0.25%	0.17%	0.10%		0.07%	0.02%
Other Expenses		0.29%	0.29%	0.29%	[2]	0.29%	0.29%	[2]
Total Annual Fund Operating Expenses		0.99%	0.91%	0.84%		0.81%	0.76%
Fee Waiver	[3]	(0.14%)	(0.14%)	(0.14%)		(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver		0.85%	0.77%	0.70%		0.67%	0.62%
[1]	Service Fees differ between Classes to reflect varying levels of shareholder service fees payable to the Manager, as described in detail under "Share Classes - Shareholder Service Fees" below.
[2]	Classes 3 and 5 were unfunded as of December 31, 2015. Therefore, Other Expenses have been estimated for these classes based on the Other Expenses of Class 2 shares.
[3]	The Manager has contractually agreed to waive its fees and/or bear other expenses of The Long Term Global Growth Equity Fund through April 30, 2017 to the extent that such Fund's Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses) exceed 0.85% for Class 1 shares, 0.77% for Class 2 shares, 0.70% for Class 3 shares, 0.67% for Class 4 shares, and 0.62% for Class 5 shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust.

Example of Expenses

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  It assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares, or do not redeem any shares, at the end of those periods.  It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The assumed 5% annual return in the Example should not be considered a representation of investment performance, as actual performance will depend upon actual investment results of securities held in the Fund’s portfolio.  Your actual costs may be higher or lower than the Example indicates.

Assuming you redeemed all of your shares at the end of each period, your expenses would be:
Expense Example - Baillie Gifford The Long Term Global Growth Equity Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	112	327	560	1,228
Class 2	104	302	517	1,135
Class 3	97	280	479	1,053
Class 4	94	271	462	1,017
Class 5	89	255	435	958

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:
Expense Example No Redemption - Baillie Gifford The Long Term Global Growth Equity Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	102	316	548	1,213
Class 2	94	291	504	1,120
Class 3	86	269	467	1,038
Class 4	83	259	450	1,002
Class 5	78	243	423	943

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The Fund will seek to meet its objective through investment in a portfolio of global common stocks and other equity securities without reference to benchmark constraints.  The Fund will engage in the active management of its portfolio by making investments in selected businesses which the portfolio managers believe may grow and enjoy sustainable competitive advantages in their markets. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The portfolio managers will select investments without regard to the geographic, industry, sector, or individual company weightings on any index.  While the portfolio managers are not constrained by geographic limitations, the Fund will ordinarily invest in securities of issuers located in at least six different countries and will invest primarily in companies located in non-U.S. countries.  The Fund may invest in stocks of any market capitalization. See “Other Important Information About the Funds” below for additional detail on how the Fund classifies the location of issuers in which it invests.  In constructing the Fund’s portfolio, the portfolio managers generally select between 30 and 60 issuers in which they have high conviction.  As a result, the Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a single issuer or a small number of issuers.  Although the Fund seeks to invest across a broad spectrum of sectors and industries, the portfolio managers’ unconstrained approach to selecting investments may result in significant exposure to a small number of industries or sectors.  Currency hedging is permitted, at the discretion of the Manager, to attempt to preserve the Fund’s investments in U.S. dollar terms, and may include utilization of forward foreign currency transactions or other currency instruments, such as options.  The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified.  The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of admissions to or withdrawals from the Fund.

Principal Risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Primary Investment Risks.”

– Management and Operational Risk – The value of the Fund’s investments will be affected by the techniques and analyses of the Fund’s portfolio managers. The Fund also runs the risk that the portfolio managers’ assessment of an investment may be wrong or that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

– Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

– Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

– Foreign Investment Risk and Emerging Markets Risk – Foreign securities, and, in particular, emerging markets securities, are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries.

– Investment Correlation Risk – Should the Fund focus its investments in countries, regions, sectors, or companies that are closely correlated with one another, this could create more risk than if the Fund’s investments were less correlated.

– Currency and Hedging Risk – Fluctuations in the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies due to changing currency exchange rates can adversely affect the Fund’s value. In addition, hedging a foreign currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency or if the currency hedging is otherwise ineffective.

– Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, large position size, or regulatory restrictions.  As a result, it may not be possible to sell an investment at a particular time or at an acceptable price.

– Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in foreign and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

– Non-Diversification Risk – Because the Fund may invest a relatively large percentage of its assets in a single issuer or small number of issuers, its performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.

– Operational and Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. After-tax returns are shown for only Class 2 shares, and after-tax returns for other Classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Average Total Returns – The Long Term Global Growth Equity Fund Class 2 Shares

During the periods shown in the bar chart, the highest quarterly return was 14.47% (for the calendar quarter ended December 31, 2015) and the lowest quarterly return was -9.75% (for the calendar quarter ended September 30, 2015).

Average Annual Total Returns for Periods Ended December 31, 2015
Average Annual Returns - Baillie Gifford The Long Term Global Growth Equity Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
Class 2		13.99%	11.79%	Jun. 10, 2014
Class 1	[2]	13.91%	11.71%	Jun. 10, 2014
Class 3	[3]	13.99%	11.79%	Jun. 10, 2014
Class 4	[4]	13.99%	11.79%	Jun. 10, 2014
Class 5	[5]	13.99%	11.79%	Jun. 10, 2014
After Taxes on Distributions | Class 2		13.65%	11.55%
After Taxes on Distributions and Sale of Fund Shares | Class 2		8.09%	9.00%
MSCI ACWI Index		(1.84%)	(1.95%)	Jun. 10, 2014
FTSE All World Index		(1.65%)	(1.80%)	Jun. 10, 2014
[1]	The Fund commenced operations on June 10, 2014.
[2]	Performance for Class 1 shares prior to their date of inception (July 8, 2015) is derived from the historical performance of Class 2 shares and has been adjusted for the higher shareholder servicing fees applicable to Class 1 shares.
[3]	Performance for Class 3 shares, which were unfunded as of December 31, 2015, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it returns would have been higher.
[4]	Performance for Class 4 shares prior to their date of inception (October 6, 2015) is derived from the historical performance of Class 2 shares and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it returns would have been higher.
[5]	Performance for Class 5 shares, which were unfunded as of December 31, 2015, is derived from the historical performance of Class 2 shares and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it returns would have been higher.